Note 23 - Stock-Based Compensation (Details) - Assumptions Used to Estimate the Fair Value of Options Granted:	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Assumptions Used to Estimate the Fair Value of Options Granted: [Abstract]
Risk-free interest rate	1.33%	1.07%	1.94%
Expected dividend yield		4.29%	3.75%
Expected volatility	0.380	0.280	0.304
Expected time until exercise (years)	3 years 219 days	3 years 219 days	3 years 219 days